UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                 HAVERFORD QUALITY GROWTH
                                                STOCK FUND
                                                JULY 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.4%
-------------------------------------------------------------------------
                                                SHARES           VALUE
                                             ------------     -----------
CONSUMER DISCRETIONARY -- 12.6%
    Home Depot                                     17,300     $   600,483
    Johnson Controls                                3,550         272,498
    Lowe's                                         20,650         585,427
    McGraw-Hill                                     6,750         380,025
    Target                                          7,475         343,252
                                                              -----------
                                                                2,181,685
                                                              -----------
CONSUMER STAPLES -- 19.6%
    Coca-Cola                                       5,775         256,988
    Colgate-Palmolive                               9,875         585,785
    PepsiCo                                        11,925         755,806
    Procter & Gamble                                9,325         524,065
    Sysco                                          21,025         580,290
    Wal-Mart Stores                                15,650         696,425
                                                              -----------
                                                                3,399,359
                                                              -----------
ENERGY -- 5.0%
    Exxon Mobil                                    12,675         858,605
                                                              -----------
FINANCIAL SERVICES -- 18.1%
    Aflac                                           9,125         402,778
    American Express                                6,850         356,611
    American International Group                   13,000         788,710
    Citigroup                                      13,925         672,717
    Wells Fargo                                    12,475         902,441
                                                              -----------
                                                                3,123,257
                                                              -----------
HEALTH CARE -- 21.5%
    Abbott Laboratories                            10,900         520,693
    Becton Dickinson                                7,150         471,328
    Biomet                                         12,025         396,104
    Johnson & Johnson                              14,550         910,102
    Medtronic                                      10,350         522,882
    Novartis ADR                                   16,050         902,331
                                                              -----------
                                                                3,723,440
                                                              -----------
INDUSTRIAL -- 8.7%
    3M                                              4,900         344,960
    General Electric                               24,525         801,722
    United Parcel Service, Cl B                     5,275         363,500
                                                              -----------
                                                                1,510,182
                                                              -----------
INFORMATION SERVICES -- 12.9%
    Automatic Data Processing                      11,400         498,864
    Intel                                          46,000         828,000
    Microsoft                                      37,825         908,935
                                                              -----------
                                                                2,235,799
                                                              -----------

    TOTAL COMMON STOCK
        (Cost $16,488,343)                                     17,032,327
                                                              -----------

THE ADVISORS' INNER CIRCLE FUND                 HAVERFORD QUALITY GROWTH
                                                STOCK FUND
                                                JULY 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------

-------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.1%
-------------------------------------------------------------------------
                                                SHARES           VALUE
                                             ------------     -----------
    SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%
          (Cost $192,811)                         192,811     $   192,811
                                                              -----------

    Total Investments -- 99.5%
        (Cost $16,681,154)+                                   $17,225,138
                                                              ===========
                                                                         _
    PERCENTAGES ARE BASED ON NET ASSETS OF $17,315,860.

    (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT
    CL  CLASS

    + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,681,154, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,151,857AND $(607,873), RESPECTIVELY.

        FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


HIM-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.